Fair values of financial instruments carried at fair value - Financial instruments carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 318,018	$ 294,437
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	30,626	28,781
Financial liabilities	15,770	13,975
Recurring fair value measurement | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	77,455	73,150
Recurring fair value measurement | Trading liabilities | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	1,417
Recurring fair value measurement | Trading liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	54,933	53,354
Recurring fair value measurement | Trading liabilities | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	1,352
Recurring fair value measurement | Trading liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,392	19,318
Recurring fair value measurement | Trading liabilities | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	64
Recurring fair value measurement | Trading liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	130	478	$ 451	$ 474
Recurring fair value measurement | Trading liabilities | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	140,800	141,426
Recurring fair value measurement | Financial liabilities designated at fair value | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	2,370
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,322	1,266
Recurring fair value measurement | Financial liabilities designated at fair value | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	127,319	129,232
Recurring fair value measurement | Financial liabilities designated at fair value | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	2,370
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12,159	10,928	10,149	10,432
Recurring fair value measurement | Financial liabilities designated at fair value | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	217,096	234,772
Recurring fair value measurement | Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	615
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,331	1,918
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	212,284	230,285
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	615
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,481	2,569	2,315	2,920
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	331,307	289,159
Recurring fair value measurement | Trading assets | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	177	2,465
Recurring fair value measurement | Trading assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	254,095	202,020
Recurring fair value measurement | Trading assets | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	63	2,403
Recurring fair value measurement | Trading assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73,132	82,833
Recurring fair value measurement | Trading assets | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	114	61
Recurring fair value measurement | Trading assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,080	4,306	4,072	4,817
Recurring fair value measurement | Trading assets | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	117,014	110,643
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	412	64
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	30,762	27,030
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	382	0
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	64,631	63,825
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11	15
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,621	19,788	18,380	17,407
Recurring fair value measurement | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19	49
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	219,269	229,714
Recurring fair value measurement | Derivatives | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	528
Recurring fair value measurement | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,278	931
Recurring fair value measurement | Derivatives | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	215,480	226,714
Recurring fair value measurement | Derivatives | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	528
Recurring fair value measurement | Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,511	2,069	1,772	1,964
Recurring fair value measurement | Derivatives | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	318,018	294,437
Recurring fair value measurement | Financial investments | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,767	9,385
Recurring fair value measurement | Financial investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	252,692	215,228
Recurring fair value measurement | Financial investments | Level 1 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	123	9,357
Recurring fair value measurement | Financial investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	62,912	76,591
Recurring fair value measurement | Financial investments | Level 2 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,641	0
Recurring fair value measurement | Financial investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,414	2,618	$ 3,006	$ 2,961
Recurring fair value measurement | Financial investments | Level 3 | Disposal groups classified as held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3	$ 28